Reserves (Details) - Schedule of equity compensation reserve - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2021
Schedule of Equity Compensation Reserve [Abstract]
Balance at the beginning of the year	$ 9,338,100	$ 5,293,019
Fair value vesting expense of options and performance rights		6,532,583
Fair value of options/performance rights exercised during the year	(8,305,200)	(2,487,502)
Balance at the end of the period	$ 1,032,900	$ 9,338,100